Summary of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) shares in Thousands	12 Months Ended
	Dec. 31, 2015 $ / shares shares
RSUs shares
Nonvested Units at beginning of year | shares	2,955
Granted | shares	671
Vested | shares	(119)
Forfeited | shares	(117)
Nonvested Units at end of year | shares	3,390
RSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year | $ / shares	$ 31.98	[1]
Weighted-average grant date fair value Granted | $ / shares	33.34	[1]
Weighted-average grant date fair value Vested | $ / shares	30.20	[1]
Weighted-average grant date fair value Forfeited | $ / shares	32.06	[1]
Weighted-average grant date fair value Nonvested Units at end of year | $ / shares	$ 32.30	[1]

[1]	The weighted-average grant date fair value has been adjusted for the impact of the separation